Goodwill and Intangible Assets - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 segment item	Dec. 31, 2021 USD ($) segment item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of operating segments | segment			1	1
Number of business units | item			7	7
Amortization expense relating to intangible assets | $	$ 1.7	$ 1.0		$ 5.5	$ 5.2	$ 2.1